CAPITAL STOCK - Weighted-average Stock Options, Warrants and Equity Purchase Contracts Not Included in Computation of Diluted Shares Outstanding (Detail)	2 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS		0	0	8,458,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS		307,000	1,825,000	2,379,000
Number of stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS	4,938,624	0	3,419,000	4,939,000